Related-party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related-party Transactions
Related-party Transactions

17.Related-party Transactions

During the three and six months ended June 30, 2025 and 2024, the Company did not have any transactions with related parties. The Company evaluates transactions with counterparties who may be considered related parties, including owners, members of management or affiliates and then discloses the nature and amounts of those transactions in the notes to its condensed consolidated financial statements.

18.Related-party Transactions

During the years ended December 31, 2024 and 2023, the Company did not have any transactions with related parties. The Company evaluates transactions with counterparties who may be considered related parties, including owners, members of management or affiliates and then discloses the nature and amounts of those transaction in the notes to its financial statements.